UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                              Washington D.C. 20549

                                   FORM 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 09.30.2012
                                               ----------

Check here if Amendment |_|: Amendment Number: __________
 This Amendment (Check only one.):   |_| is a restatement.
                                     |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: INCA Investments, LLC
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Address: 8950 SW 74 Court Suite 1601
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         Miami, Fl 33156
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Form 13F File Number: 028-14407

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Nathan Woodruff
       ------------------
Title: CCO
       ---------------
Phone: (305) 722-4309
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Signature, Place, and Date of Signing:

Nathan Woodruff		      Miami, Florida    	      10.05.2012
----------------------       ------------------               ----------
   (Signature)                 (City, State)                    (Date)

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                            FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                                0
                                         ---------------------------
Form 13F Information Table Entry Total:                          10
                                         ---------------------------
Form 13F Information Table Value Total:                       86205 (thousands)
                                         ---------------------------

                           FORM 13F INFORMATION TABLE

                                                                                                       VOTING AUTHORITY
                                                         VALUE     SHARES/ SH/ PUT/ INVSTMT  OTHER   -----------------------
        NAME OF ISSUER          TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS   SOLE  SHARED   NONE
------------------------------  -------------- --------- -------- -------- --- ---- ------- -------- ------- ------ --------
America Movil SAB De CV         ADR	       02364W105    12664   497914 SH	    Sole              497914
Brasil Foods			ADR	       10552T107     6169   356600 SH       Sole              356600
Banco Santander Chile New       ADR            05965X109     3435    46900 SH       Sole               46900
Bancolombia SA                  ADR            05968L102     7565   126700 SH       Sole              126700
Compania Cervecerias Unidas SA  ADR            204429104    12326   172808 SH       Sole              172808
Copa Holdings SA                CLA            P31076105     2617    32200 SH       Sole               32200
Credicorp Ltd                   COM            G2519Y108    19807   158100 SH       Sole              158100
Grupo Televisa SA De CV         ADR            40049J206    14356   610648 SH       Sole              610648
Itau Unibanco Hdg SA            ADR            465562106     6464   423034 SH       Sole              423034
Grupo Aeroportuario Del Sureste ADR	       40051E202      802     9050 SH       Sole                9050